Accounts receivable, net	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accounts receivable, net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net consists of the following:

	April 30,	October 31,
	2025	2024
Accounts receivable	$5,280,174	$5,161,469
Allowance for credit losses	(894,223)	(566,572)
Total accounts receivable, net	$4,385,951	$4,594,897

The Company has collected $643,193 of its accounts receivable subsequent to yearend to the date of this report.

Movements of Allowance for credit losses are as follows:

	April 30,	October 31,
	2025	2024
Beginning balance	$566,572	$345,310
Addition	339,675	209,624
Exchange rate effect	(12,024)	11,638
Ending balance	$894,223	$566,572

Note 3 – Accounts receivable, net

Accounts receivable, net consists of the following:

	Years Ended October 31,
	2024	2023
Accounts receivable	$5,161,469	$4,297,966
Allowance for doubtful accounts	(566,572)	(345,311)
Total accounts receivable, net	$4,594,897	$3,952,655

The Company has collected $1,111,018 of its accounts receivable subsequent to yearend to the date of this report.

Movements of allowance for doubtful accounts are as follows:

	Years Ended October 31,
	2024	2023
Beginning balance	$345,310	$187,618
Addition	221,262	157,693
Ending balance	$566,572	$345,311